Software, net consists of the following (Tables)	12 Months Ended
Mar. 31, 2017
Research and Development [Abstract]
Summary of Software, Net

	Estimated Useful Life (in years)	March 31, 2016 (INR)	March 31,
			2017 (INR)	2017 (US$)
Software licenses and related implementation costs	3 Years	27,688	38,839	599
Less: Accumulated amortization		13,031	23,567	364

Total		14,657	15,272	235